LEGAL SETTLEMENTS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Legal Settlements Acquisition And Restructuring Expenses And Impairment [Abstract]
Legal Settlements Acquisition And Restructuring And Impairment	$ 611	$ 55
Modafinil Additional Legal Settlement Expenses	$ 680